U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/ X /

Pre-Effective Amendment No.
Post-Effective Amendment No.	27

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/ X /

Amendment No.	28

(Check appropriate box or boxes)

The Investment House Funds

(Exact Name of Registrant as Specified in Charter)

300 Corporate Pointe, Suite 380

Culver City, California 90230

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (310) 873-3021

Timothy J. Wahl

The Investment House LLC

300 Corporate Pointe, Suite 380

Culver City, California 90230

(Name and Address of Agent for Service)

With copy to:

Carol J. Highsmith

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

It is proposed that this filing will become effective:

/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 26 filed on November 27, 2019 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 13th day of December, 2019.

THE INVESTMENT HOUSE FUNDS

By:	Timothy J. Wahl *
Timothy J. Wahl, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Timothy J. Wahl *
President (Chief Executive Officer) and Trustee

Brian J. Lutes *
Treasurer (Chief Financial Officer)

Darrin F. DelConte *
Trustee

Nicholas G. Tonsich *
Trustee
	* By:	/s/ Carol J. Highsmith
Carol J. Highsmith
Michael A. Zupanovich*		Attorney-in-fact
Trustee		December 13, 2019

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase